Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 86,100	$ 87,500	$ 86,000
Audit-related assurance services	10,000	11,400	10,800
Year ended 31 Dec	110,700	119,500	129,700
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	250	172	260
Audit-related assurance services	0	0	4
Year ended 31 Dec	250	172	264
Estimated fees paid by associated third parties	$ 17,200	$ 14,000	$ 3,500